Financial Instruments and Financial Risks (Tables)	6 Months Ended
Jun. 30, 2022
Financial Instruments and Financial Risk Management [Abstract]
Schedule of changes in Level 3 instruments
	Derivative financial instruments	Total
	U.S. dollars in thousands

Balance as of January 1, 2022	488	488
Recognition of day 1 loss within profit or loss	162	162
Changes in fair value recognized within profit or loss	(434)	(434)
Balance as of June 30, 2022	216	216

	Contingent consideration	Derivative financial instruments	Total
	U.S. dollars in thousands

Balance as of January 1, 2021	1,599	1,448	3,047
Payment of contingent consideration	(915)	-	(915)
Recognition of day 1 loss within profit or loss	-	161	161
Changes in fair value recognized within profit or loss	(434)	(56)	(490)
Balance as of June 30, 2021	250	1,553	1,803